Cover	Jan. 19, 2024
Cover [Abstract]
Document Type	N-2/A
Entity File Number	333-276056
Entity Registrant Name	MORGAN STANLEY DIRECT LENDING FUND
Entity Address, Address Line One	1585 Broadway, 23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001782524
Amendment Flag	false